Transamerica Financial Life Insurance Company
440 Mamaroneck Ave
Harrison, New York 10528

January 07, 2021

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Transamerica Variable Funds (the “Registrant”) (1933 Act File No.: 033-73734) (1940 Act File No.: 811-08264)

Ladies and Gentlemen:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the Registrant, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the year ended October 31, 2020 for the Transamerica Funds (SEC File No. 811-04556). This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act. Pursuant to Rule 30e-1 under the Act, the Transamerica Funds’ annual reports were filed, or will be filed, with the Commission via EDGAR:

To the extent necessary, these filings are incorporated by reference.

Very truly yours,

/s/ Kerry Jung

Kerry Jung

General Counsel, Workplace Solutions Division